SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Concentration and Credit Risk (Details)			12 Months Ended
	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Concentration and Credit Risk [Abstract]
Concentration risk, maximum coverage limit	$ 102,000	$ 800,000
Operating Cost and Expenses [Member] | Supplier Concentration Risk [Member] | Supplier One [Member] | Related Party [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage			5.10%	5.40%	11.30%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member] | Related Party [Member]
Concentration and Credit Risk [Abstract]
Concentration risk, percentage			10.00%	5.40%